Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Liabilities, Current [Abstract]
Summary of current liabilities
	9/30/2013	6/30/2013
Wholesale loan facility	$27,019,113	$25,669,388
Cash reserve	2,767,943	2,731,094
	$29,787,056	$28,400,482

	2013	2012
Wholesale loan facility	$25,669,388	$24,688,865
Cash reserve	2,731,094	703,003
	$28,400,482	$25,391,868